Related Party Transactions (Details) - USD ($)		12 Months Ended
	Oct. 01, 2024	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Direct Costs		$ 719,000,000	$ 738,000,000
Interest Expense on Long-term Debt to Affiliates of Former Parent		0	270,000,000
Return of capital payment		0	24,000,000
Income from Equity Investments		52,000,000	49,000,000
Return of capital distribution	$ 24,000,000
Plant operating costs and other
Related Party Transaction [Line Items]
Allocated Corporate Expenses		0	89,000,000
Direct Costs		0	81,000,000
Plant, property and equipment
Related Party Transaction [Line Items]
Allocated Corporate Expenses		0	3,000,000
Direct Costs		0	4,000,000
Equity Method Investments
Related Party Transaction [Line Items]
Allocated Corporate Expenses		0	2,000,000
Direct Costs		0	1,000,000
Allocated Corporate Expense, Equity Investments
Related Party Transaction [Line Items]
Income from Equity Investments		0	2,000,000
Direct Operating Costs, Equity Investments
Related Party Transaction [Line Items]
Income from Equity Investments		0	1,000,000
Related Party
Related Party Transaction [Line Items]
Allocated Corporate Expenses		0	94,000,000
Direct Costs		$ 0	$ 86,000,000